19. Loans and financing (Details Narrative) - BRL (R$) R$ in Thousands				1 Months Ended			12 Months Ended
		Apr. 20, 2020	Feb. 20, 2020	May 30, 2020	Jan. 31, 2020	May 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 30, 2020
Disclosure of detailed information about borrowings [line items]
Third tranche amount							R$ 2,345,032	R$ 2,029,088
Non-convertible debentures issued										R$ 10,180,000
Net debt amount							5,450,018	6,672,185
Fair value of operations							R$ 1,035,473	569,917	R$ 409,935
Banco nacional de desenvolvimento economico e social [member]
Disclosure of detailed information about borrowings [line items]
Maturity	[1]						July 2022
Amount of credit facility						R$ 1,500,000
Description of credit facility agreement						The cost of this line is IPCA plus interest of up to 2.99% per year and its availability extends until March 2022.
Third tranche amount	[1]							240,008
Banco nacional de desenvolvimento economico e social [member] | Bank of america merrill lynch [member]
Disclosure of detailed information about borrowings [line items]
Description of debt			BNDES at a cost of 171% of the CDI
Net debt amount			R$ 4,250,000
Banco nacional de desenvolvimento economico e social [member] | Bank of nova scotia [member]
Disclosure of detailed information about borrowings [line items]
Description of debt		Company contracted a new loan in foreign currency with the Bank of Nova Scotia in the amount of R$ 574.2 million, with a cost of 155% of the CDI and a term of one year, aimed to strengthen the cash during the period of the crisis generated by the pandemic	average cost of 108.3% of the CDI rate
Net debt amount			R$ 3,750,000
Finame [member]
Disclosure of detailed information about borrowings [line items]
Amount of credit facility						R$ 3,900,000
Banco do nordeste do brasil s.a. [member]
Disclosure of detailed information about borrowings [line items]
Amount of credit facility					R$ 7,520,000
Description of credit facility agreement					The agreement has a total term of 8 years, 3 of which are grace period and 5 of amortization, to subsidize company´s capex plan for the next 3 years (2020-2022) in the Northeast region. The credit line is divided into two tranches: i) R$325 million to IPCA + 1.44% p.a. or IPCA +1.22% considering 15% of compliance bonuses; and ii) R) 427 million to IPCA + 1.76% p.a. or IPCA +1.48% considering 15% of compliance bonuses. Disbursement in installments scheduled for 2021 and 2022.
BNP Paribas [member]
Disclosure of detailed information about borrowings [line items]
Maturity	[2]						Jan 2022
Third tranche amount	[2]						R$ 399,302
Description of debt				Company signed a new loan transaction in foreign currency with BNP Paribas in the amount of R$ 426 million at a cost of 155% of the CDI and a term of 1.5 years. The cash inflow related to this loan occurred in July 2020.

[1]	Certain receivables of the Company.
[2]	Does not have a guarantee.